Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration Risk [Abstract]
Schedule of group’s total revenue
	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total revenue
Customer A	26%	*	*
Customer B	*	15%	11%
Customer C	*	*	15%
*	represent percentage less than 10%

Schedule of group’s total accounts receivable
	As of December 31,
	2021	2022
Percentage of the Group’s accounts receivable
Customer B	23%	30%
Customer C	13%	33%
Customer D	10%	15%
Customer E	*	12%
Customer F	*	10%
*	represent percentage less than 10%

Schedule of group’s total purchase
	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total purchase
Supplier A	10%	*	*
Supplier B	*	12%	24%
Supplier C	*	11%	19%
Supplier D	*	10%	16%
*	represent percentage less than 10%